UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment[ ];       Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Pivot Point Capital Partners, LLC
Address: One Montgomery Street, Suite 3300
         San Francisco, CA  94104


13F File Number: 28-12335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Anthony P. Brenner
Title: Managing Member
Phone: 415-343-7070

Signature, Place, and Date of Signing:

/s/ Anthony P. Brenner   San Francisco, CA     August 14, 2007
----------------------   -----------------     ----------------
[Signature]              [City, State]         [Date]

Report Type (Check only one.):
[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           9

Form 13 F Information Table Value Total (x$1000): $180,985

List of Other Included Managers: None

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


FORM 13F INFORMATION TABLE
                                                      VALUE     SHARES/  SH/  PUT/  INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS CUSIP      (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS  SOLE   SHARED  NONE
-------------------------   -------------- ---------  -------   -------  ---  ----  -------  --------  ----   ------  ----
AMEDISYS INC	            COM	           23436108   20,591    566,789  SH         SOLE               566,789
AMERICAN REPROGRAPHICS CO   COM            29263100   13,240    430,000  SH         SOLE               430,000
BRADY CORP 	            CL A           104674106  15,161    408,200  SH         SOLE               408,200
CARTER INC                  COM            146229109  16,934    652,800  SH         SOLE               652,800
CASH AMER INTL INC	    COM	           14754D100  29,960 	755,600  SH         SOLE               755,600
DJO INCORPORATED	    COM	           23325G104  24,563 	595,173  SH         SOLE               595,173
HEARTLAND PMT SYS INC	    COM	           42235N108  20,384 	695,000  SH         SOLE               695,000
MONRO MUFFLER BRAKE INC	    COM	           610236101  15,552 	415,285  SH         SOLE               415,285
PHASE FORWARD INC	    COM	           71721R406  24,600  1,461,703  SH         SOLE             1,461,703